Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Goodwill (Details) [Line Items]
Expected cash flow period	4 years
Reporting Unit, Amount of Fair Value in Excess of Carrying Amount		$ 99.1
Stratasys-Objet reporting unit [Member]
Goodwill (Details) [Line Items]
Carrying amount	34.00%	3.00%
SDM [Member]
Goodwill (Details) [Line Items]
Reporting Unit, Amount of Fair Value in Excess of Carrying Amount	$ 100,000,000